Income Tax Expense - Summary of Unrecognised Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	€ 424,128	€ 458,050
Unrecognised deferred tax assets, Tax effect	100,735	110,729
Tax loss carry forwards [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	368,779	396,763
Unrecognised deferred tax assets, Tax effect	88,328	97,107
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	12,231	14,311
Unrecognised deferred tax assets, Tax effect	2,888	3,695
Inventory obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	11,985	9,952
Unrecognised deferred tax assets, Tax effect	2,560	2,480
Allowance for doubtful accounts [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	6,810	11,006
Unrecognised deferred tax assets, Tax effect	1,540	2,547
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	5,676	5,958
Unrecognised deferred tax assets, Tax effect	1,614	439
Provision for warranties [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	3,117	3,646
Unrecognised deferred tax assets, Tax effect	898	1,051
Impairment of non-financial assets [Member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	3,989	3,318
Unrecognised deferred tax assets, Tax effect	1,018	967
Goodwill and intangible assets [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	692	680
Unrecognised deferred tax assets, Tax effect	48	196
IAS 19 adjustment—employees' leaving entitlement [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	1,807	1,806
Unrecognised deferred tax assets, Tax effect	434	433
Deferred Costs [Member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	45	2,866
Unrecognised deferred tax assets, Tax effect	9	822
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	8,997	7,744
Unrecognised deferred tax assets, Tax effect	€ 1,398	€ 992